Revenues (Customers Who Accounted For Over 10% Of The Total Consolidated Revenues) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues [Abstract]
Customer A - Sales of manufactured products	17.20%	14.90%	13.70%